Eaton Vance
High Yield Municipal Income Fund
April 30, 2025
Portfolio of Investments (Unaudited)

Corporate Bonds — 1.0%
Security	Principal Amount (000's omitted)	Value
Hospital — 0.5%
Adventist Health System, 5.757%, 12/1/34	$5,000	$ 4,985,275
Boston Medical Center Corp., 4.581%, 7/1/47	4,165	3,291,524
		$ 8,276,799
Other — 0.5%
Morongo Band of Mission Indians, 7.00%, 10/1/39(1)	$7,980	$ 8,478,392
		$ 8,478,392
Total Corporate Bonds (identified cost $17,145,000)		$ 16,755,191

Tax-Exempt Mortgage-Backed Securities — 0.2%
Security	Principal Amount (000's omitted)	Value
Housing — 0.2%
National Finance Authority, NH, Affordable Housing Certificates, Series 2024-1, Class A, 4.15%, 10/20/40	$2,495	$ 2,351,648
Total Tax-Exempt Mortgage-Backed Securities (identified cost $2,495,000)		$ 2,351,648

Tax-Exempt Municipal Obligations — 97.0%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.6%
Texas Water Development Board, 5.25%, 10/15/51(2)	$10,000	$ 10,517,900
		$ 10,517,900
Cogeneration — 0.0%†
Northampton County Industrial Development Authority, PA, (Northampton Generating), (AMT), 5.00%, 6/30/27(3)	$567	$ 249,562
		$ 249,562
Education — 6.4%
Albany Capital Resource Corp., NY, (KIPP Capital Region Public Charter Schools), 5.00%, 6/1/64	$3,200	$ 3,048,650
Security	Principal Amount (000's omitted)	Value
Education (continued)
Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%, 7/15/50(1)	$925	$ 746,902
Arlington Higher Education Finance Corp., TX, (Great Hearts America), 5.00%, 8/15/54	2,200	2,014,722
Arlington Higher Education Finance Corp., TX, (Harmony Public Schools), (PSF Guaranteed), 4.00%, 2/15/54	3,760	3,299,971
Arlington Higher Education Finance Corp., TX, (Leadership Prep School), (PSF Guaranteed), 4.125%, 6/15/54	390	353,059
Build NYC Resource Corp., NY, (East Harlem Scholars Academy Charter School), Social Bonds, 5.75%, 6/1/52(1)	1,500	1,486,030
California Educational Facilities Authority, (University of Southern California)), 5.00%, 10/1/55	3,000	3,149,727
California Enterprise Development Authority, (The Rocklin Academy), 5.00%, 6/1/44(1)	1,500	1,463,324
California Municipal Finance Authority, (Westside Neighbourhood School), 6.375%, 6/15/64(1)	3,455	3,655,915
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.):
5.375%, 6/15/38(1)	545	527,566
5.375%, 6/15/48(1)	1,020	939,858
Capital Trust Authority, FL, (KIPP Miami North Campus):
6.00%, 6/15/54(1)	650	660,542
6.125%, 6/15/60(1)	800	813,662
Capital Trust Authority, FL, (Mason Classical Academy), 5.00%, 6/1/54(1)	4,400	3,966,094
Colorado Educational and Cultural Facilities Authority, (Aspen View Academy):
4.00%, 5/1/41	100	87,664
4.00%, 5/1/51	500	401,247
Dayton-Montgomery County Port Authority, OH, (Daytown Regional Stem Schools, Inc.):
5.00%, 12/1/54	1,135	1,093,079
5.00%, 12/1/60	1,175	1,119,284
District of Columbia, (District of Columbia International School), 5.00%, 7/1/49	2,200	2,137,644
District of Columbia, (KIPP DC), 4.00%, 7/1/44	970	854,596
Florida Development Finance Corp., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 4.00%, 7/1/51(1)	5,050	4,060,249
Florida Development Finance Corp., (River City Science Academy Project), 4.00%, 7/1/55	750	588,232
Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 5.00%, 6/1/48(1)	750	645,467
Florida Higher Educational Facilities Financing Authority, (Rollins College Project), 4.125%, 12/1/54	3,000	2,604,525

Eaton Vance
High Yield Municipal Income Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Education (continued)
Houston Higher Education Finance Corp., TX, (Houston Christian University), 5.25%, 10/1/54	$1,500	$ 1,450,462
Idaho Housing and Finance Association, (Alturas Preparatory Academy):
4.25%, 5/1/49	1,500	1,334,745
4.50%, 5/1/59	1,060	944,193
Illinois Finance Authority, (DePaul College Prep Foundation), 5.625%, 8/1/53(1)	2,500	2,563,599
Indiana Finance Authority, (KIPP Indianapolis, Inc.):
5.00%, 7/1/40	315	306,149
5.00%, 7/1/55	460	420,168
Iowa Higher Education Loan Authority, (University of Dubuque), 6.00%, 10/1/55	3,000	3,072,829
Maricopa County Industrial Development Authority, AZ, (Legacy Traditional Schools):
4.00%, 7/1/51(1)	2,870	2,280,975
4.25%, 7/1/44	2,250	1,960,483
New York Dormitory Authority, (Pace University), 5.50%, 5/1/56	1,000	1,044,194
Phoenix Industrial Development Authority, AZ, (Legacy Traditional Schools), 5.00%, 7/1/46(1)	2,500	2,384,254
Public Finance Authority, WI, (North Carolina Leadership Academy):
4.00%, 6/15/29(1)	160	155,168
5.00%, 6/15/39(1)	185	178,087
5.00%, 6/15/49(1)	260	239,480
Public Finance Authority, WI, (North East Carolina Preparatory School), 5.25%, 6/15/54	1,120	1,092,695
Public Finance Authority, WI, (Pinecrest Academy Nevada-Sloan Canyon Campus):
4.50%, 7/15/49(1)	1,700	1,496,267
4.50%, 7/15/53(1)	1,000	861,366
Public Finance Authority, WI, (Roseman University of Health Sciences):
4.00%, 4/1/52(1)	970	763,797
5.00%, 4/1/40(1)	795	775,296
5.00%, 4/1/50(1)	3,250	2,994,431
Public Finance Authority, WI, (Triad Math and Science Academy Co.):
5.25%, 6/15/65	2,250	2,132,376
5.50%, 6/15/55	2,000	1,974,586
Sierra Vista Industrial Development Authority, AZ, (American Leadership Academy):
5.00%, 6/15/44(1)	4,750	4,560,323
5.00%, 6/15/54(1)	3,000	2,783,985
South Carolina Jobs-Economic Development Authority, (Carolina Voyager), 5.00%, 6/15/54(1)	5,735	5,394,318
Security	Principal Amount (000's omitted)	Value
Education (continued)
Tennessee State School Bond Authority:
5.00%, 11/1/52	$380	$ 391,068
5.00%, 11/1/52(2)	10,000	10,291,300
Texas Tech University System, 4.25%, 2/15/55	8,310	7,818,378
Washington Housing Finance Commission, (Seattle Academy of Arts and Sciences):
5.875%, 7/1/43(1)	1,345	1,433,968
6.125%, 7/1/53(1)	3,525	3,764,196
		$ 106,581,145
Electric Utilities — 1.2%
Arkansas River Power Authority, CO, 5.00%, 10/1/43	$4,235	$ 4,237,426
Douglas County Public Utility District No. 1, WA, 3.00%, 9/1/52	1,750	1,269,341
South Carolina Public Service Authority:
5.25%, 12/1/54	3,180	3,274,742
5.75%, 12/1/47	10,000	10,787,009
		$ 19,568,518
Escrowed/Prerefunded — 1.1%
Illinois Finance Authority, (Plymouth Place, Inc.), Prerefunded to 5/15/25, 5.00%, 5/15/37	$1,000	$ 1,000,510
Iowa Finance Authority, (Iowa Fertilizer Co.), Prerefunded to 12/1/32, 5.00%, 12/1/50	14,380	16,055,441
New Jersey Economic Development Authority, (School Facilities Construction), Prerefunded to 12/15/28, 5.00%, 6/15/43	570	611,441
Public Finance Authority, WI, (Roseman University of Health Sciences):
Prerefunded to 4/1/30, 5.00%, 4/1/50(1)	130	139,813
Prerefunded to 4/1/32, 4.00%, 4/1/52(1)	30	31,092
		$ 17,838,297
General Obligations — 7.7%
Chicago Board of Education, IL:
5.00%, 12/1/41	$3,550	$ 3,506,096
5.00%, 12/1/42	6,950	6,465,174
5.00%, 12/1/44	2,305	2,179,249
5.00%, 12/1/46	5,500	5,116,606
5.00%, 12/1/46	2,500	2,325,730
5.00%, 12/1/47	13,635	12,901,374
6.00%, 12/1/49	4,375	4,611,392
Chicago, IL:
5.00%, 1/1/44	7,000	6,619,999
5.00%, 1/1/45	5,250	5,077,113
5.25%, 1/1/38	6,750	7,007,526

Eaton Vance
High Yield Municipal Income Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Chicago, IL: (continued)
5.25%, 1/1/45	$4,600	$ 4,602,420
5.50%, 1/1/43	2,000	2,033,017
5.50%, 1/1/49	3,500	3,506,655
Detroit, MI:
5.00%, 4/1/30	1,400	1,446,336
5.00%, 4/1/31	865	891,761
6.00%, 5/1/43	1,000	1,089,183
Graford Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/54	3,575	3,178,504
Houston, TX, 4.125%, 3/1/51(2)	6,635	6,178,247
Illinois:
5.00%, 12/1/42	8,125	8,170,064
5.50%, 5/1/39	1,085	1,138,366
5.50%, 3/1/47	2,000	2,060,564
5.75%, 5/1/45	1,115	1,164,019
Kentfield School District, CA, (Election of 2024), 4.00%, 8/1/49	1,345	1,267,705
Leander Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/47(2)	5,000	5,163,250
Puerto Rico:
0.00%, 7/1/33	731	490,543
4.00%, 7/1/33	4,500	4,300,340
4.00%, 7/1/41	7,584	6,464,048
5.625%, 7/1/29	3,343	3,477,163
5.75%, 7/1/31	8,681	9,210,059
San Diego Unified School District, CA, (Election of 2012):
4.00%, 7/1/50	900	840,481
5.00%, 7/1/42	5,000	5,640,409
		$ 128,123,393
Hospital — 10.1%
Allegheny County Hospital Development Authority, PA, (Allegheny Health Network Obligated Group), 5.00%, 4/1/47	$7,975	$ 7,881,011
Arkansas Development Finance Authority, (Washington Regional Medical Center), 5.00%, 2/1/36	975	985,003
Astoria Hospital Facilities Authority, OR, (Columbia Memorial Hospital), 5.25%, 8/1/54	3,500	3,554,447
Bucks County Industrial Development Authority, PA, (Grand View Hospital):
4.00%, 7/1/46	1,000	834,813
5.00%, 7/1/36	1,200	1,231,191
5.00%, 7/1/54	6,000	5,626,576
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/40	550	527,636
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Cleveland Health and Educational Facilities Board, TN, (Hamilton Health Care System), 4.25%, 8/15/54	$11,500	$ 10,464,662
Colorado Health Facilities Authority, (AdventHealth Obligated Group), 3.00%, 11/15/51	11,160	7,845,219
Colorado Health Facilities Authority, (CommonSpirit Health):
4.00%, 8/1/44	3,290	2,976,510
5.50%, 11/1/47	4,000	4,164,782
Connecticut State Health and Educational Facilities Authority, (Connecticut Children Medical Center), 4.25%, 7/15/53	1,945	1,784,049
Crawford County Hospital Authority, PA, (Meadville Medical Center), 6.00%, 6/1/46	3,175	3,191,691
Doylestown Hospital Authority, PA, 5.375%, 7/1/39(1)	1,510	1,608,031
DuBois Hospital Authority, PA, (Penn Highlands Healthcare), 4.00%, 7/15/50	3,600	2,775,483
Fairfax County Industrial Development Authority, VA, (Inova Health System), 4.00%, 5/15/48	1,300	1,192,370
Grand Forks, ND, (Altru Health System), 5.42%, 12/1/53	1,500	1,511,441
Grays Harbor County Public Hospital District No. 1, WA, (Summit Pacific Medical Center), 6.875%, 12/1/53	2,610	2,858,839
Halifax Hospital Medical Center, FL, (Daytona Beach):
4.25%, 6/1/54	3,250	2,949,040
5.25%, 6/1/54	5,000	5,198,614
Illinois Finance Authority, (OSF HealthCare System), 4.125%, 5/15/47	4,975	4,481,623
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.00%, 11/1/42	5,500	4,326,321
Maryland Health and Higher Educational Facilities Authority, (Frederick Health System), 5.25%, 7/1/53	3,500	3,544,368
Michigan Finance Authority, (Henry Ford Health Detroit):
Green Bonds, 4.375%, 2/28/54	3,000	2,768,021
Green Bonds, 5.50%, 2/28/57	2,700	2,831,072
Michigan Finance Authority, (Trinity Health Credit Group), 4.00%, 12/1/49	6,475	5,588,699
Missouri Health and Educational Facilities Authority, (Mercy Health), 5.00%, 12/1/52	7,850	7,954,948
Montana Facility Finance Authority, (Bozeman Deaconess Health Services Obligated Group), 5.00%, 6/1/48	4,000	3,958,446
Montgomery County Higher Education and Health Authority, PA, (Holy Redeemer Health System), 5.00%, 10/1/40	1,120	965,695
Muskingum County, OH, (Genesis HealthCare System Obligated Group):
5.00%, 2/15/33	2,775	2,785,427
5.00%, 2/15/44	3,835	3,668,413

Eaton Vance
High Yield Municipal Income Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
New Jersey Health Care Facilities Financing Authority, (St. Joseph's Healthcare System Obligated Group):
4.00%, 7/1/48	$5,890	$ 4,940,971
5.00%, 7/1/41	1,750	1,751,442
New York Dormitory Authority, (White Plains Hospital Obligated Group), 5.25%, 10/1/49	1,720	1,739,413
Norfolk Economic Development Authority, VA, (Sentara Healthcare), 4.00%, 11/1/48	565	501,292
Onondaga Civic Development Corp., NY, (Crouse Health Hospital, Inc.), 5.125%, 8/1/44	6,525	5,702,948
Pennsylvania Economic Development Financing Authority, (UPMC), 4.00%, 5/15/53	4,885	4,115,275
Skagit County Public Hospital District No. 1, WA, 5.50%, 12/1/54	2,750	2,822,315
South Carolina Jobs-Economic Development Authority, (Beaufort Memorial Hospital and South of Broad Healthcare), 5.75%, 11/15/54	2,500	2,546,417
South Carolina Jobs-Economic Development Authority, (Novant Health Obligated Group), 4.50%, 11/1/54	9,335	8,801,412
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/35	3,100	2,867,259
West Virginia Hospital Finance Authority, (Vandalia Health):
6.00%, 9/1/48	4,000	4,324,856
6.00%, 9/1/53	4,000	4,295,647
West Virginia Hospital Finance Authority, (West Virginia Health System Obligated Group), 4.375%, 6/1/53	3,000	2,779,341
Westchester County Local Development Corp., NY, (Westchester Medical Center Obligated Group), 6.25%, 11/1/52	560	608,096
Wisconsin Health and Educational Facilities Authority, (Marshfield Clinic Health System, Inc.), 5.50%, 2/15/54	5,000	5,289,737
Wisconsin Health and Educational Facilities Authority, (Thedacare, Inc.), 3.125%, 12/15/49	3,765	2,760,686
		$ 167,881,548
Housing — 6.8%
Alabama Housing Finance Authority, SFMR, (FHLMC), (FNMA), (GNMA), 4.625%, 10/1/49	$3,580	$ 3,527,497
Burke County Development Authority, GA, (KSU Summit II Student Housing):
4.50%, 7/15/50	2,750	2,606,850
4.625%, 7/15/56	2,500	2,376,256
CMFA Special Finance Agency, CA, (Solana at Grand), 4.00%, 8/1/56(1)	4,000	3,355,646
Colorado Housing and Finance Authority, (Fitzsimons Gateway Apartments), Social Bonds, (FNMA), 4.48%, 3/1/44	3,250	3,165,399
Security	Principal Amount (000's omitted)	Value
Housing (continued)
CSCDA Community Improvement Authority, CA, (City of Orange Portfolio), Essential Housing Revenue, Social Bonds, 3.00%, 3/1/57(1)	$9,900	$ 6,223,719
Florida Development Finance Corp., (The Henry Project), 5.25%, 6/1/54(1)	3,600	3,445,930
Indiana Finance Authority, (CHF-Tippecanoe, LLC - Student Housing), 5.125%, 6/1/58	1,650	1,628,637
Kentucky Housing Corp., SFMR, (FHLMC), (FNMA), (GNMA), 4.35%, 7/1/44	2,025	2,012,620
King County Housing Authority, WA, (Kirkland Heights Project), 4.625%, 1/1/41	2,000	2,008,993
Knox County Health Educational and Housing Facility Board, TN, (MTEBS Village), (FNMA), 4.625%, 12/1/43	1,650	1,642,557
Maine Housing Authority, Social Bonds, 4.70%, 11/15/53	775	764,530
Maryland Economic Development Corp., (Morgan State University), Student Housing Revenue, 5.75%, 7/1/53	2,000	2,111,751
Massachusetts Development Finance Agency, (Merrimack College Student Housing), 5.00%, 7/1/60(1)	2,200	2,099,413
Mississippi Home Corp., MS, (Jackson Housing Portfolio), (FNMA), 4.55%, 4/1/42	2,500	2,508,094
National Finance Authority, NH, Municipal Certificates, Series 2022-2, Class A, 4.00%, 10/20/36	6,760	6,476,008
Nevada Housing Division, (FHLMC), (FNMA), GNMA), 4.55%, 10/1/44	3,130	3,101,858
New Hampshire Business Finance Authority:
3.625%, 8/20/39	4,972	4,554,079
4.25%, 7/20/41	3,951	3,766,494
New York City Housing Development Corp., NY, (8 Spruce Street), 5.25%, 12/15/31	1,500	1,518,222
Ohio Housing Finance Agency, (Havens Edge Apartment), 5.70%, 8/1/43(1)	1,750	1,784,047
Public Finance Authority, WI, (Aggie Apartment Life Holding Corp., II LLC):
5.00%, 6/1/44	1,300	1,278,094
5.25%, 6/1/54	2,325	2,295,212
Public Finance Authority, WI, (KSU Bixby Real Estate Foundation LLC):
5.25%, 6/15/45	550	553,584
5.25%, 6/15/50	750	759,949
5.50%, 6/15/55	750	757,068
Public Finance Authority, WI, (University of Hawaii Foundation), Green and Social Bonds, 4.00%, 7/1/51(1)	2,500	1,948,729
Rhode Island Housing and Mortgage Finance Corp., Social Bonds, (GNMA), 4.60%, 10/1/48	3,700	3,713,871

Eaton Vance
High Yield Municipal Income Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Shelby County Health and Educational Facilities Board, TN, (Madrone Memphis Student Housing I LLC):
5.00%, 6/1/44(1)	$1,250	$ 1,206,245
5.25%, 6/1/56(1)	10,000	9,618,789
Tennessee Housing Development Agency, (Residential Finance Program), Social Bonds, (FHLMC), (FNMA), (GNMA), 4.65%, 7/1/54	500	490,035
Texas Student Housing Corp., (University of North Texas):
9.375%, 7/1/06(4)	860	860,000
11.00%, 7/1/31(4)	2,000	2,000,000
Utah Housing Corp., (Promontory Place Apartments), (FNMA), 4.69%, 2/1/45	4,965	4,945,362
Vancouver Housing Authority, WA, (Cougar Creek), 4.50%, 10/1/42	1,250	1,239,781
Washington Housing Finance Commission, Social Certificates, 3.375%, 4/20/37	8,404	7,574,794
Washington State Housing Finance Commission, (Radford Court and Nordheim Court):
5.00%, 7/1/54	1,500	1,455,405
5.50%, 7/1/59	2,000	2,042,103
West Virginia Housing Development Fund, Social Bonds, 4.45%, 11/1/49	2,065	1,957,681
Wisconsin Health and Educational Facilities Authority, (Wisconsin Housing Preservation Corp.), 4.375%, 11/1/39	8,000	8,019,561
		$ 113,394,863
Industrial Development Revenue — 11.8%
Arkansas Development Finance Authority, (Big River Steel):
(AMT), 4.50%, 9/1/49(1)	$450	$ 403,065
(AMT), 4.75%, 9/1/49(1)	2,910	2,705,640
Arkansas Development Finance Authority, (United States Steel Corp.):
Green Bonds, (AMT), 5.45%, 9/1/52	11,200	11,208,926
Green Bonds, (AMT), 5.70%, 5/1/53	6,730	6,822,848
California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/43	7,000	7,001,152
Florida Development Finance Corp., (GFL Solid Waste Southeast LLC), (AMT), 4.375% to 10/1/31 (Put Date), 10/1/54(1)	2,500	2,483,874
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 3.20%, 7/1/39	5,610	4,630,987
Henderson, KY, (Pratt Paper, LLC):
(AMT), 4.45%, 1/1/42(1)	2,500	2,316,285
(AMT), 4.70%, 1/1/52(1)	5,510	5,096,852
Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
Hoover Industrial Development Board, AL, (United States Steel Corp.), (AMT), 5.75%, 10/1/49	$1,250	$ 1,252,986
Houston, TX, (United Airlines, Inc.):
(AMT), 4.00%, 7/15/41	11,710	10,529,929
(AMT), 5.25%, 7/15/34	1,500	1,514,765
(AMT), 5.50%, 7/15/36	9,000	9,160,505
(AMT), 5.50%, 7/15/39	350	352,406
Jefferson County Port Authority, OH, (JSW Steel USA Ohio, Inc.):
5.00% to 12/1/28 (Put Date), 12/1/53(1)	6,000	6,035,645
(AMT), 3.50%, 12/1/51(1)	9,250	6,802,555
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(1)	1,880	1,872,897
Maricopa County Industrial Development Authority, AZ, (Commercial Metals Co.), (AMT), 4.00%, 10/15/47(1)	6,350	5,308,276
Mobile County Industrial Development Authority, AL, (AM/LS Calvert LLC):
(AMT), 4.75%, 12/1/54	14,650	13,371,193
(AMT), 5.00%, 6/1/54	4,000	3,800,135
National Finance Authority, NH, (Covanta):
4.625%, 11/1/42(1)	13,325	11,896,896
(AMT), 4.875%, 11/1/42(1)	1,975	1,817,987
Green Bonds, (AMT), 3.75% to 7/2/40 (Put Date), 7/1/45(1)	1,845	1,516,512
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), 2.95%, 4/1/29(1)	480	454,412
New Jersey Economic Development Authority, (Continental Airlines):
5.25%, 9/15/29	7,105	7,105,342
5.50%, 6/1/33	4,375	4,375,911
(AMT), 5.625%, 11/15/30	3,860	3,860,525
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):
(AMT), 4.375%, 10/1/45	10,000	9,062,882
(AMT), 5.00%, 10/1/40	18,780	18,823,344
(AMT), 5.625%, 4/1/40	10,000	10,357,646
Niagara Area Development Corp., NY, (Covanta), (AMT), 4.75%, 11/1/42(1)	7,000	6,346,638
Ohio Air Quality Development Authority, (Pratt Paper, LLC), (AMT), 4.25%, 1/15/38(1)	3,000	2,846,238
Pennsylvania Economic Development Financing Authority, (Core Natural Resources, Inc.), (AMT), 5.45% to 3/27/35 (Put Date), 1/1/51(1)	1,965	1,947,967
Pennsylvania Economic Development Financing Authority, (Covanta), Green Bonds, (AMT), 3.25%, 8/1/39(1)	1,700	1,343,473

Eaton Vance
High Yield Municipal Income Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(1)	$4,950	$ 4,582,333
Valparaiso, IN, (Pratt Paper IN LLC), (AMT), 5.00%, 1/1/54(1)	2,750	2,631,310
Vermont Economic Development Authority, (Casella Waste Systems, Inc.):
(AMT), 4.375% to 6/1/32 (Put Date), 6/1/52(1)	1,250	1,234,730
(AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(1)	475	478,437
Virginia Small Business Financing Authority, (Covanta), (AMT), 5.00% to 7/1/38 (Put Date), 1/1/48(1)	1,440	1,398,355
West Virginia Economic Development Authority, (Core Natural Resources, Inc.), (AMT), 5.45% to 3/27/35 (Put Date), 1/1/55(1)	2,250	2,230,575
		$ 196,982,434
Insured - Education — 0.1%
Walker County Board of Education, AL, (AGC), 4.25%, 3/1/54	$1,500	$ 1,363,786
		$ 1,363,786
Insured - Electric Utilities — 0.1%
Garland, TX, Electric Utility System Revenue, (AGC), 4.25%, 3/1/55	$2,260	$ 2,084,951
		$ 2,084,951
Insured - General Obligations — 0.5%
Generation Park Management District, TX, (AGC), 3.75%, 9/1/49	$2,530	$ 2,058,999
Harris County Improvement District No. 18, TX:
(BAM), 3.50%, 9/1/48	1,345	1,059,872
(BAM), 3.50%, 9/1/49	1,475	1,146,616
Harris County Municipal Utility District No. 165, TX:
(BAM), 3.50%, 3/1/48	2,785	2,226,273
(BAM), 3.50%, 3/1/49	2,820	2,228,426
		$ 8,720,186
Insured - Hospital — 2.1%
Columbia County Hospital Authority, GA, (WellStar Health System, Inc.), (AGM), 5.00%, 4/1/48	$2,125	$ 2,166,137
Grand Forks, ND, (Altru Health System), (AGM), 3.00%, 12/1/46	6,505	4,793,348
Isle of Wight County Economic Development Authority, VA, (Riverside Health System), (AGM), 5.25%, 7/1/53	1,250	1,317,122
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), (AGC), 4.25%, 11/1/51	7,000	6,458,825
Security	Principal Amount (000's omitted)	Value
Insured - Hospital (continued)
Virginia Commonwealth University Health System Authority, (BAM), 4.00%, 7/1/54	$12,915	$ 11,857,683
Westchester County Local Development Corp., NY, (Westchester Medical Center Obligated Group):
(AGM), 5.00%, 11/1/51	1,940	1,960,580
(AGM), 5.75%, 11/1/53	2,000	2,150,481
Wisconsin Health and Educational Facilities Authority, (Marshfield Clinic Health System, Inc.), (BAM), 4.50%, 2/15/54	1,205	1,162,150
Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), (AGC), 4.00%, 8/1/49	3,750	3,528,747
		$ 35,395,073
Insured - Housing — 0.1%
Knox County Health Educational and Housing Facility Board, TN, (University of Tennessee), (BAM), 5.00%, 7/1/64	$2,275	$ 2,260,441
		$ 2,260,441
Insured - Lease Revenue/Certificates of Participation — 0.3%
Indianapolis Local Public Improvement Bond Bank, IN, (BAM), 5.00%, 3/1/53	$5,000	$ 5,111,012
		$ 5,111,012
Insured - Special Tax Revenue — 3.3%
Harris County-Houston Sports Authority, TX:
(AGM), (NPFG), 0.00%, 11/15/34	$12,700	$ 8,007,453
(NPFG), 0.00%, 11/15/26	9,395	8,912,753
(NPFG), 0.00%, 11/15/28	9,605	8,483,742
(NPFG), Escrowed to Maturity, 0.00%, 11/15/26	1,115	1,057,767
(NPFG), Escrowed to Maturity, 0.00%, 11/15/28	400	353,305
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), (AGM), 0.00%, 12/15/56	10,000	1,850,431
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, 10/1/39	14,500	16,403,967
Newark, NJ, (Mulberry Pedestrian Bridge Redevelopment), (AGM), 5.375%, 11/15/52	2,000	2,134,112
Port of Greater Cincinnati Development Authority, OH, (Duke Energy Convention Center), (AGM), 4.375%, 12/1/58	2,940	2,761,770
Tolomato Community Development District, FL:
(AGM), 3.75%, 5/1/39	2,500	2,390,489
(AGM), 3.75%, 5/1/40	2,980	2,818,956
		$ 55,174,745

Eaton Vance
High Yield Municipal Income Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Transportation — 3.6%
Allegheny County Airport Authority, PA, (Pittsburgh International Airport):
(AGM), (AMT), 5.50%, 1/1/48	$3,300	$ 3,436,881
(AGM), (AMT), 5.50%, 1/1/53	11,925	12,363,365
Chicago, IL, (Midway International Airport), (BAM), (AMT), 5.75%, 1/1/48	6,355	6,744,380
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	6,665	3,618,808
Foothill/Eastern Transportation Corridor Agency, CA, (AGM), 5.625%, 1/15/32	1,955	2,194,683
Metropolitan Transportation Authority, NY, Green Bonds, (BAM), 4.00%, 11/15/48	5,000	4,383,086
New York Transportation Development Corp., (John F. Kennedy International Airport):
Green Bonds, (AGM), (AMT), 4.625%, 6/30/54	6,005	5,628,651
Green Bonds, (AGM), (AMT), 5.00%, 6/30/54	1,420	1,414,090
Green Bonds, (AGM), (AMT), 5.125%, 6/30/60	11,800	11,859,703
Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/30	9,440	7,718,419
		$ 59,362,066
Insured - Water and Sewer — 0.3%
Carmel, IN, Waterworks Revenue, (BAM), 4.25%, 5/1/53	$1,700	$ 1,540,438
Terre Haute Sanitary District, IN, (BAM), 4.375%, 1/1/49	3,355	3,086,161
		$ 4,626,599
Lease Revenue/Certificates of Participation — 2.3%
Baltimore, MD, (Harbor Point), 5.00%, 6/1/51	$1,600	$ 1,507,265
New Hampshire Business Finance Authority, (Centurion BioSquare, Inc.), 5.88%, 12/15/38	12,950	13,041,970
New Jersey Economic Development Authority, (Portal North Bridge), 5.25%, 11/1/47	9,100	9,404,216
New Jersey Economic Development Authority, (School Facilities Construction):
5.00%, 6/15/43	960	972,280
5.00%, 6/15/44	8,290	8,416,899
New Jersey Educational Facilities Authority, (Higher Education Capital Improvement Fund), 4.625%, 9/1/48	3,500	3,512,626
New Jersey Transportation Trust Fund Authority, (Transportation Program), 4.25%, 6/15/44	1,985	1,873,734
		$ 38,728,990
Other Revenue — 3.7%
Buckeye Tobacco Settlement Financing Authority, OH:
3.00%, 6/1/48	$4,545	$ 3,153,605
Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Buckeye Tobacco Settlement Financing Authority, OH: (continued)
5.00%, 6/1/55	$26,135	$ 22,840,291
California Community Choice Financing Authority, Clean Energy Project Revenue, Green Bonds, 5.50% to 11/1/30 (Put Date), 10/1/54	4,315	4,621,127
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(4)	6,250	2,437,500
Kalispel Tribe of Indians, WA, Series A, 5.25%, 1/1/38(1)	1,260	1,277,778
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 5.00% to 12/1/30 (Put Date), 5/1/54	3,000	3,112,527
Military Installation Development Authority, UT, 4.00%, 6/1/41	1,500	1,301,044
Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(1)	2,040	2,045,202
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, 5.25% to 8/1/31 (Put Date), 10/1/54	9,250	9,681,887
Public Finance Authority, WI, (Inperium, Inc.):
5.50%, 12/1/44(1)	5,000	4,884,672
5.75%, 12/1/54(1)	6,000	5,855,627
Southeast Energy Authority, AL, 5.00% to 6/1/35 (Put Date), 1/1/56	550	564,122
		$ 61,775,382
Senior Living/Life Care — 13.9%
Atlantic Beach, FL, (Fleet Landing):
5.00%, 11/15/37	$7,945	$ 7,868,320
5.00%, 11/15/38	1,000	989,471
California Municipal Finance Authority, (Mt. San Antonio Gardens), 4.00%, 11/15/52	880	670,069
California Public Finance Authority, (Enso Village):
Green Bonds, 3.125%, 5/15/29(1)	360	345,776
Green Bonds, 5.00%, 11/15/51(1)	2,660	2,366,150
Green Bonds, 5.00%, 11/15/56(1)	2,750	2,412,631
Centerville, OH, (Graceworks Lutheran Services), 5.25%, 11/1/37	3,250	3,179,989
Clackamas County Hospital Facility Authority, OR, (Mary's Woods at Marylhurst), 5.00%, 5/15/48	150	133,703
Clackamas County Hospital Facility Authority, OR, (Rose Villa):
5.25%, 11/15/50	250	233,374
5.375%, 11/15/55	300	280,741
Colorado Health Facilities Authority, (Aberdeen Ridge):
5.00%, 5/15/44	2,250	1,744,877
5.00%, 5/15/58	2,525	1,762,377

Eaton Vance
High Yield Municipal Income Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.25%, 5/15/37	$750	$ 757,608
Connecticut Health and Educational Facilities Authority, (Church Home of Hartford, Inc.), 5.00%, 9/1/46(1)	1,000	915,343
Delaware Economic Development Authority, DE, (Acts Retirement Life Communities, Inc.), 5.25%, 11/15/53	5,000	5,071,149
District of Columbia, (Ingleside at Rock Creek), 5.00%, 7/1/52	2,100	1,856,039
Florida Development Finance Corp., (The Glenridge on Palmer Ranch), 5.00%, 6/1/51(1)	8,000	7,127,604
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.), 5.00%, 12/1/38	1,000	949,623
Franklin County, OH, (Ohio Living Communities):
5.00%, 7/1/40	4,000	3,953,387
5.50%, 7/1/41	6,000	6,167,107
Fulton County Residential Care Facilities for the Elderly Authority, GA, (Canterbury Court):
4.00%, 4/1/56(1)	5,050	3,804,405
5.00%, 4/1/47(1)	1,000	948,980
5.00%, 4/1/54(1)	1,660	1,532,302
Hamilton County, OH, (Life Enriching Communities), 5.75%, 1/1/53	3,000	3,085,011
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.):
5.75%, 1/1/28	375	375,480
6.375%, 1/1/33	60	60,104
Howard County, MD, (Vantage House), 5.00%, 4/1/36	1,725	1,653,817
Illinois Finance Authority, (Plymouth Place, Inc.), 5.00%, 5/15/41	400	374,207
Iowa Finance Authority, (Lifespace Communities, Inc.):
4.125%, 5/15/38	1,770	1,660,518
5.00%, 5/15/43	2,750	2,693,984
5.00%, 5/15/49	3,955	3,749,456
James City County Economic Development Authority, VA, (Williamsburg Landing), 6.875%, 12/1/58	2,600	2,781,789
Lee County Industrial Development Authority, FL, (Shell Point Obligated Group), 5.25%, 11/15/54	3,000	2,980,984
Massachusetts Development Finance Agency, (Linden Ponds, Inc.):
5.00%, 11/15/33(1)	1,550	1,598,906
5.00%, 11/15/38(1)	1,010	1,032,529
Massachusetts Development Finance Agency, (Salem Community Corp.), 5.125%, 1/1/40	1,020	970,664
Mesquite Health Facilities Development Corp., TX, (Christian Care Centers), 5.125%, 2/15/30(4)	8	85
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/40	1,300	1,267,316
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services):
5.25%, 2/1/48	$1,000	$ 1,005,551
5.25%, 2/1/54	1,250	1,232,628
Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 5.25%, 1/1/48	9,045	8,048,540
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza), 4.00%, 12/1/51	2,245	1,641,889
National Finance Authority, NH, (The Vista):
5.25%, 7/1/39(1)	585	558,763
5.625%, 7/1/46(1)	555	526,756
5.75%, 7/1/54(1)	1,745	1,628,718
New Hope Cultural Education Facilities Finance Corp., TX, (Bella Vida Forefront Living):
6.25%, 10/1/45	2,200	2,145,988
6.50%, 10/1/55	1,600	1,569,302
6.50%, 10/1/60	1,125	1,096,491
New Hope Cultural Education Facilities Finance Corp., TX, (The Outlook at Windhaven), 6.75%, 10/1/52	15,000	14,418,012
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group), 5.00%, 7/1/49	16,000	14,136,402
Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor's Edge):
4.375%, 1/1/39	1,250	1,104,066
5.00%, 1/1/49	4,000	3,425,796
5.25%, 1/1/54	2,000	1,745,693
North Carolina Medical Care Commission, (EveryAge), 5.00%, 9/1/54	1,340	1,257,627
North Carolina Medical Care Commission, (Penick Village), 5.50%, 9/1/54	1,665	1,572,397
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.125%, 10/1/54	1,000	994,505
Palm Beach County Health Facilities Authority, FL, (Green Cay Life Plan Village), 11.50%, 7/1/27(1)	6,020	8,021,038
Palm Beach County Health Facilities Authority, FL, (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4.25%, 6/1/56	1,935	1,543,346
Public Finance Authority, WI, (Church Home of Hartford, Inc.), 5.00%, 9/1/30(1)	770	756,371
Public Finance Authority, WI, (Mary's Woods at Marylhurst):
5.25%, 5/15/42(1)	1,000	966,409
5.25%, 5/15/47(1)	1,335	1,246,911
5.25%, 5/15/52(1)	2,750	2,493,405
South Carolina Jobs-Economic Development Authority, (Seafields Kiawah Island Project), 7.75%, 11/15/58	13,000	13,680,252

Eaton Vance
High Yield Municipal Income Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/38	$2,500	$ 2,489,286
St. Louis County Industrial Development Authority, MO, (Friendship Village of St. Louis), 5.00%, 9/1/38	1,250	1,257,866
Stamford Housing Authority, CT, (Mozaic Concierge Living):
6.375%, 10/1/45	1,600	1,618,765
6.50%, 10/1/55	2,200	2,212,572
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks):
6.625%, 11/15/41	715	642,112
6.75%, 11/15/51	3,250	2,795,167
6.875%, 11/15/55	185	159,909
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 4.00%, 12/1/56	4,265	3,328,630
Tempe Industrial Development Authority, AZ, (Mirabella at ASU):
6.125%, 10/1/47(1)	4,100	2,686,484
6.125%, 10/1/52(1)	8,850	5,631,988
Venice, FL, (Village On The Isle), 5.625%, 1/1/60(1)	2,000	1,934,128
Virginia Beach Development Authority, VA, (Westminster-Canterbury on Chesapeake Bay):
7.00%, 9/1/53	2,000	2,204,258
7.00%, 9/1/59	9,000	9,867,583
Virginia Small Business Financing Authority, (Lifespire of Virginia):
4.50%, 12/1/44	4,250	3,923,192
5.50%, 12/1/54	2,250	2,287,903
Washington Housing Finance Commission, (Bayview Manor Homes):
5.00%, 7/1/36(1)	1,500	1,494,443
5.00%, 7/1/46(1)	1,400	1,263,744
Washington Housing Finance Commission, (Horizon House), 5.00%, 1/1/48(1)	7,225	6,209,923
Washington Housing Finance Commission, (Transforming Age):
5.00%, 1/1/44(1)	2,780	2,543,917
5.00%, 1/1/49(1)	695	614,927
5.00%, 1/1/55(1)	1,500	1,288,771
Wisconsin Health and Educational Facilities Authority, (Dickson Hollow Phase II), 6.125%, 10/1/59	1,750	1,750,856
Wisconsin Health and Educational Facilities Authority, (Oakwood Lutheran Senior Ministries), 4.00%, 1/1/57	1,000	749,979
Wisconsin Health and Educational Facilities Authority, (Three Pillars Senior Living Communities):
5.25%, 8/15/39	1,415	1,467,597
5.75%, 8/15/54	920	947,942
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Wisconsin Health and Educational Facilities Authority, (Three Pillars Senior Living Communities): (continued)
5.75%, 8/15/59	$4,000	$ 4,107,548
		$ 231,652,221
Special Tax Revenue — 8.6%
Aerotropolis Regional Transportation Authority, CO, 5.75%, 12/1/54(1)	$13,760	$ 13,823,857
Atlanta Development Authority, GA, (Westside Gulch Area), 5.50%, 4/1/39(1)	9,830	9,868,143
Denton County, TX, (Green Meadows Public Improvement District Improvement Area):
5.375%, 12/31/45(1)	1,500	1,406,714
5.625%, 12/31/55(1)	1,101	1,042,256
Hobe-St. Lucie Conservancy District, FL:
5.60%, 5/1/44	1,000	1,002,846
5.875%, 5/1/55	1,950	1,943,947
Lakewood Ranch Stewardship District, FL, (Villages of Lakewood Ranch South):
5.00%, 5/1/36	3,685	3,704,747
5.125%, 5/1/46	4,000	3,912,856
Maryland Economic Development Corp., (Port Covington), 4.00%, 9/1/50	585	463,606
Metropolitan Development and Housing Agency, TN, (Fifth + Broadway Development Project), 5.125%, 6/1/36(1)	1,800	1,805,533
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), 5.00%, 6/15/50	12,215	12,127,952
Mida Mountain Village Public Infrastructure District, UT:
5.125%, 6/15/54(1)	2,375	2,157,457
6.00%, 6/15/54(1)	3,375	3,381,259
Middleton Community Development District A, FL, 4.75%, 5/1/55	1,400	1,307,395
New River Community Development District, FL, (Capital Improvements):
5.00%, 5/1/13(4)	1,005	10
5.75%, 5/1/38	970	978,317
New York City Transitional Finance Authority, NY, 4.375%, 5/1/53	5,000	4,720,545
New York City Transitional Finance Authority, NY, Future Tax Revenue:
5.00%, 11/1/46(2)	10,000	10,357,000
5.50%, 11/1/45(2)	10,000	10,774,300
Ohio County, WV, (The Highlands), 5.25%, 6/1/53	3,400	3,327,746
Oneida Indian Nation of New York, NY, 6.00%, 9/1/43(1)	2,300	2,441,390

Eaton Vance
High Yield Municipal Income Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue, 4.00%, 12/1/51	$5,000	$ 4,602,993
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/46	18,623	6,011,627
0.00%, 7/1/51	40,064	9,511,530
4.75%, 7/1/53	9,834	9,142,859
5.00%, 7/1/58	16,285	15,580,460
Reno, NV, Sales Tax Revenue, 4.00%, 6/1/43	1,250	1,173,334
South Village Community Development District, FL:
4.875%, 5/1/35	500	500,843
5.00%, 5/1/38	100	100,122
Southern Hills Plantation I Community Development District, FL:
Series A1, 5.80%, 5/1/35	823	754,808
Series A2, 5.80%, 5/1/35(4)	755	480,024
St. Louis Land Clearance for Redevelopment Authority, MO, (Kiel Opera House Renovation), 3.875%, 10/1/35	360	343,726
Winter Garden Village at Fowler Groves Community Development District, FL, 4.125%, 5/1/37	3,905	3,739,970
		$ 142,490,172
Transportation — 11.6%
California Infrastructure and Economic Development Bank, (Brightline West Passenger Rail), Green Bonds, (AMT), 9.50% to 1/1/35 (Put Date), 1/1/65(1)	$7,500	$ 7,243,471
California Municipal Finance Authority, (HumanGood - California Obligated Group), (AMT), 5.00%, 6/1/48	2,025	2,009,927
California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/47	2,500	2,488,994
Chicago, IL, (O'Hare International Airport):
(AMT), 5.00%, 1/1/53	5,915	5,872,950
(AMT), 5.50%, 1/1/55(2)	4,000	4,128,560
Colorado High Performance Transportation Enterprise, (U.S. 36 and I-25 Managed Lanes), (AMT), 5.75%, 1/1/44	2,500	2,501,543
Denver City and County, CO, Airport System Revenue, (AMT), 5.00%, 11/15/53	8,385	8,443,714
Hawaii, Airports System Revenue, (AMT), 5.00%, 7/1/45	2,250	2,284,681
Kentucky Public Transportation Infrastructure Authority, (Downtown Crossing Project):
0.00%, 7/1/29	1,135	942,893
0.00%, 7/1/30	500	387,854
0.00%, 7/1/31	1,150	831,755
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Louisiana Public Facilities Authority, (I-10 Calcasieu River Bridge Public-Private Partnership), (AMT), 5.50%, 9/1/59	$9,345	$ 9,558,396
Metropolitan Nashville Airport Authority, TN, (AMT), 5.50%, 7/1/52	3,500	3,615,246
Metropolitan Transportation Authority, NY, Green Bonds, 5.25%, 11/15/55	11,500	11,745,870
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AMT), 5.125%, 1/1/34	5,000	5,000,996
New York Thruway Authority, 4.00%, 1/1/45	7,770	7,048,347
New York Transportation Development Corp., (John F. Kennedy International Airport), Green Bonds, (AMT), 5.375%, 6/30/60	10,220	10,249,915
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.25%, 1/1/50	11,520	11,424,727
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport):
(AMT), 5.00%, 12/1/29	4,700	4,895,090
(AMT), 5.00%, 12/1/31	8,000	8,423,199
Pennsylvania Economic Development Financing Authority, (PennDOT Major Bridges Package One):
(AMT), 5.25%, 6/30/53	16,760	16,618,705
(AMT), 6.00%, 6/30/61	5,000	5,231,456
Phoenix Civic Improvement Corp., AZ, Airport Revenue, (AMT), 4.00%, 7/1/48	4,000	3,532,454
Salt Lake City, UT, (Salt Lake City International Airport), (AMT), 5.00%, 7/1/47	7,360	7,360,651
San Diego County Regional Airport Authority, CA, (San Diego International Airport), (AMT), 5.00%, 7/1/53	12,000	12,137,560
South Jersey Port Corp., NJ, (AMT), 5.00%, 1/1/42	2,920	2,931,294
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Segment 3C), (AMT), 5.00%, 6/30/58	11,005	10,696,730
Texas Private Activity Bond Surface Transportation Corp., (NTE Mobility Partners Segments 3, LLC):
(AMT), 5.50%, 6/30/42	1,765	1,817,418
(AMT), 5.50%, 6/30/43	2,250	2,307,445
Texas Transportation Commission, (State Highway System):
0.00%, 8/1/36	550	335,076
0.00%, 8/1/46	2,500	850,642
Triborough Bridge and Tunnel Authority, NY, 5.00%, 11/15/51(2)	7,000	7,128,730

Eaton Vance
High Yield Municipal Income Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Virginia Small Business Financing Authority, (95 Express Lanes LLC Project), (AMT), 4.00%, 1/1/40	$3,220	$ 2,922,210
Virginia Small Business Financing Authority, (Transform 66 P3), (AMT), 5.00%, 12/31/52	10,000	9,597,978
		$ 192,566,477
Water and Sewer — 0.8%
Dallas, TX, Waterworks and Sewer System Revenue, 4.25%, 10/1/51	$4,885	$ 4,526,993
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.25%, 6/15/52(2)	3,000	3,136,290
Texas Water Development Board, 4.25%, 10/15/51	5,385	5,077,545
		$ 12,740,828
Total Tax-Exempt Municipal Obligations (identified cost $1,638,322,256)		$1,615,190,589

Taxable Municipal Obligations — 3.6%
Security	Principal Amount (000's omitted)	Value
Cogeneration — 0.0%†
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 6/30/27(3)	$312	$ 56,233
		$ 56,233
Education — 0.6%
California Municipal Finance Authority, (Albert Einstein Academies):
4.35%, 8/1/38(1)	$1,100	$ 830,021
4.50%, 8/1/43(1)	1,500	1,014,857
Capital Trust Authority, FL, (Mason Classical Academy), 6.75%, 6/1/31(1)	2,985	2,971,178
Maricopa County Industrial Development Authority, AZ, (Grand Canyon University), 7.375%, 10/1/29(1)	3,500	3,637,060
San Antonio Education Facilities Corp., TX, (University of the Incarnate Word), 3.15%, 4/1/37	1,750	1,375,144
		$ 9,828,260
General Obligations — 0.4%
Atlantic City, NJ, 7.50%, 3/1/40	$5,440	$ 6,146,717
Detroit, MI:
Social Bonds, 3.11%, 4/1/28	830	802,860
Social Bonds, 3.344%, 4/1/30	125	118,142
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Detroit, MI: (continued)
Social Bonds, 3.644%, 4/1/34	$500	$ 450,827
		$ 7,518,546
Hospital — 0.3%
Middleburg Heights, OH, (Southwest General Health Center), 4.074%, 8/1/47	$6,000	$ 4,279,318
		$ 4,279,318
Housing — 0.2%
Florida Development Finance Corp., (The Henry Project), 8.00%, 6/1/37(1)	$3,985	$ 4,052,855
		$ 4,052,855
Insured - General Obligations — 0.0%†
Elmwood Park, IL, (AGM), 2.544%, 12/1/36	$355	$ 275,403
		$ 275,403
Insured - Transportation — 0.7%
Alameda Corridor Transportation Authority, CA:
(AGM), 0.00%, 10/1/41	$16,290	$ 6,049,976
(AGM), 0.00%, 10/1/44	8,000	2,414,918
(AGM), 0.00%, 10/1/46	15,000	3,951,213
		$ 12,416,107
Lease Revenue/Certificates of Participation — 0.1%
New Hampshire Business Finance Authority, (Centurion BioSquare, Inc.), 9.58%, 12/15/38	$780	$ 781,404
New Hampshire Business Finance Authority, (Centurion Foundation), 11.00%, 12/15/38	425	425,724
		$ 1,207,128
Special Tax Revenue — 1.3%
American Samoa Economic Development Authority, 3.72%, 9/1/27(1)	$1,115	$ 1,065,092
Ohio County Commission, WV, (Fort Henry Economic Opportunity Development District - The Highlands):
4.80%, 3/1/36	3,000	2,737,066
5.25%, 3/1/31	2,910	2,899,541

Eaton Vance
High Yield Municipal Income Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Oneida Indian Nation of New York, NY, 8.00%, 9/1/40(1)	$14,000	$ 14,172,114
		$ 20,873,813
Total Taxable Municipal Obligations (identified cost $62,718,396)		$ 60,507,663
Total Investments — 101.8% (identified cost $1,720,680,652)		$1,694,805,091
Other Assets, Less Liabilities — (1.8)%		$ (30,114,916)
Net Assets — 100.0%		$1,664,690,175
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2025, the aggregate value of these securities is $312,213,775 or 18.8% of the Fund's net assets.
(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(3)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(4)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed bankruptcy and is non-income producing.
At April 30, 2025, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
New York	11.8%
Others, representing less than 10% individually	89.0%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At April 30, 2025, 11.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 4.8% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue

The Fund did not have any open derivative instruments at April 30, 2025.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
High Yield Municipal Income Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

At April 30, 2025, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 16,755,191	$ —	$ 16,755,191
Tax-Exempt Mortgage-Backed Securities	—	2,351,648	—	2,351,648
Tax-Exempt Municipal Obligations	—	1,615,190,589	—	1,615,190,589
Taxable Municipal Obligations	—	60,507,663	—	60,507,663
Total Investments	$ —	$1,694,805,091	$ —	$1,694,805,091
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.